Investment Objectives and Goals - Baron RO Large Cap ETF	May 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Baron Risk Optimized Large Cap ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Risk Optimized Large Cap ETF (the “Fund”) is capital appreciation.